Lease Liabilities - Summary of Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	$ 180,853
Less Than One Year
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	41,140
One to Three Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	69,863
Three to Five Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	43,632
Thereafter
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	$ 26,218